Commitments and Contingencies - Outstanding Financial Instruments Whose Contract Amounts Represent Credit Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Total commitments	$ 93,941	$ 86,551
Standby Letters of Credit [Member]
Loss Contingencies [Line Items]
Total commitments	2,255	2,224
Commitments to Extend Credit [Member]
Loss Contingencies [Line Items]
Total commitments	82,417	75,573
Credit Card Commitments [Member]
Loss Contingencies [Line Items]
Total commitments	$ 9,269	$ 8,754